Inventories	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories

5. Inventories

Inventories, net consist of the following (in thousands):

	MARCH 31, 2014	DECEMBER 31, 2013
Raw materials	$5,913	$5,355
Work in progress	2,640	2,917
Finished goods	4,284	3,394

	$12,837	$11,666